BANK INDEBTEDNESS AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2026
Financial instruments [Abstract]
BANK INDEBTEDNESS AND LONG-TERM DEBT	BANK INDEBTEDNESS AND LONG-TERM DEBT
On December 4, 2025, the Company amended its Credit Facility, extending the maturity date to December 4, 2029. The Credit Facility consists of (i) a $900,000 secured committed revolving line of credit and (ii) a fully drawn $150,000 secured term credit facility. The Company incurred transaction costs of $2,640 which were deferred and are being amortized over the term of the Credit Facility. The Credit Facility is secured by the Company's assets, including a pledge of shares of certain of the Company's subsidiaries. Certain of the Company's subsidiaries also provide guarantees under the Credit Facility. At March 31, 2026, the Company had utilized $200,000 under the Credit Facility, of which $200,000 was classified as long-term debt (March 31, 2025 - $452,248) and $nil by way of letters of credit (March 31, 2025 - $nil). Subsequent to March 31, 2026, the Company paid $50,000 towards the outstanding balance on the revolving line of credit.
The Credit Facility is available in Canadian dollars by way of prime rate advances, Term CORRA advances and/or Daily Compounded CORRA advances, in U.S. dollars by way of base rate advances and/or Term SOFR advances, in Euros by way of EURIBOR advances, in British pounds sterling by way of Daily Simple SONIA advances, and by way of letters of credit for certain purposes. The interest rates applicable to the Credit Facility are determined based on a net debt-to-EBITDA ratio as defined in the Credit Facility. For prime rate advances and base rate advances, the interest rate is equal to the agent's prime rate or the agent's U.S. dollar base rate in Canada, respectively, plus a margin ranging from 0.45% to 2.00%. For Term CORRA advances, Daily Compounded CORRA advances, Term SOFR advances,
EURIBOR advances and Daily Simple SONIA advances, the interest rate is equal to the Term CORRA rate, the Daily Compounded CORRA rate, the Term SOFR rate, the EURIBOR rate or the Daily Simple SONIA rate, respectively, plus a margin that varies from 1.45% to 3.00%. The Company pays a fee for usage of financial letters of credit that ranges from 1.45% to 3.00%, and a fee for usage of non-financial letters of credit that ranges from 0.97% to 2.00%. The Company pays a standby fee on the unadvanced portions of the amounts available for advance or drawdown under the Credit Facility at rates ranging from 0.29% to 0.60%. The Company's Credit Facility is subject to changes in market interest rates. Changes in economic conditions outside of the Company's control could result in higher interest rates, thereby increasing its interest expense. The Company uses a variable for fixed interest rate swap to hedge a portion of its Credit Facility (see note 9). The Credit Facility is subject to financial covenants including a net debt-to-EBITDA test and an interest coverage test. Under the terms of the Credit Facility, the Company is restricted from encumbering any assets with certain permitted exceptions. At March 31, 2026, all of the covenants were met.

The Company has additional credit facilities available of $110,897 (40,029 Euros, $24,000 U.S., 110,000 Thai Baht, 2,500 GBP, 5,000 CNY, $1,000 AUD and $1,873 CAD). The total amount outstanding on these facilities as at March 31, 2026 was $8,664, of which $6,744 was classified as bank indebtedness (March 31, 2025 - $27,271), $1,920 was classified as long-term debt (March 31, 2025 - $2,129) and $nil by way of letters of credit (March 31, 2025 - $nil). The interest rates applicable to the credit facilities range from 3.10% to 6.75% per annum, in local currency. A portion of the long-term debt is secured by certain assets of the Company.

The Company's U.S. $350,000 aggregate principal amount of U.S. Senior Notes were issued at par, bear interest at a rate of 4.125% per annum and mature on December 15, 2028. After December 15, 2023, the Company may redeem the U.S. Senior Notes, in whole at any time or in part from time to time, at specified redemption prices and subject to certain conditions required by the U.S. Senior Notes. If the Company experiences a change of control, the Company may be required to repurchase the U.S. Senior Notes, in whole or in part, at a purchase price equal to 101% of the aggregate principal amount of the U.S. Senior Notes, plus accrued and unpaid interest, if any, to, but not including, the redemption date. The U.S. Senior Notes contain customary covenants that restrict, subject to certain exceptions and thresholds, some of the activities of the Company and its subsidiaries, including the Company's ability to dispose of assets, incur additional debt, pay dividends, create liens, make investments, and engage in specified transactions with affiliates. At March 31, 2026, all of the covenants were met. Subject to certain exceptions, the U.S. Senior Notes are guaranteed by each of the subsidiaries of the Company that is a borrower or has guaranteed obligations under the Credit Facility. Transaction fees of $8,100 were deferred and are being amortized over the term of the U.S. Senior Notes. The Company uses a cross-currency interest rate swap instrument to hedge a portion of its U.S. Senior Notes (see note 9).

On August 21, 2024, the Company completed a private placement of $400,000 aggregate principal amount of CAD senior unsecured notes ("CAD Senior Notes"). The CAD Senior Notes were issued at par, bear interest at a rate of 6.50% per annum and mature on August 21, 2032. On December 19, 2024, the Company completed a private placement of an additional $200,000 of CAD Senior Notes, bringing the total amount of CAD Senior Notes issued to $600,000. The additional CAD Senior Notes were issued at a premium of $1,250 which is classified as long-term debt. The Company may redeem the CAD Senior Notes, at any time after August 21, 2027, in whole or in part, at specified redemption prices and subject to certain conditions required by the CAD Senior Notes. If the Company experiences a change of control, the Company may be required to repurchase the CAD Senior Notes, in whole or in part, at a purchase price equal to 101% of the aggregate principal amount of the CAD Senior Notes, plus accrued and unpaid interest, if any, to, but not including, the redemption date. The CAD Senior Notes contain customary covenants that restrict, subject to certain exceptions and thresholds, some of the activities of the Company and its subsidiaries, including the Company's ability to dispose of assets, incur additional debt, pay dividends, create liens, make investments, and engage in specified transactions with affiliates. Transaction fees of $9,604 were deferred and are being amortized over the term of the CAD Senior Notes. At March 31, 2026, all of the covenants were met. Subject to certain exceptions, the CAD Senior Notes are guaranteed by each of the subsidiaries of the Company that is a borrower or has guaranteed obligations under the Credit Facility.
Bank indebtedness

As at	March 31 2026	March 31 2025
Other facilities	$6,744	$27,271
Long-term debt

As at	March 31 2026	March 31 2025
Credit Facility	$200,000	$452,248
Senior Notes	1,087,954	1,104,740
Other facilities	1,920	2,129
Issuance costs	(15,149)	(15,439)
	1,274,725	1,543,678
Less: current portion	173	219
	$1,274,552	$1,543,459

Scheduled principal repayments and interest payments on long-term debt as at March 31, 2026 are as follows (variable interest repayments on the Credit Facility are not reflected in the table below as they fluctuate based on the amounts drawn):

	Principal	Interest
Less than one year	$173	$59,053
One - two years	508	59,035
Two - three years	487,265	59,016
Three - four years	200,366	38,910
Four - five years	388	38,887
Thereafter	601,174	57,259
	$1,289,874	$312,160